Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of total charge for the period can be reconciled to accounting profit

In BRL thousands	2023	2022	2021

Operating Profit Before Tax	11,921,651	19,574,727	24,750,329
Operating Profit Before Tax	11,921,651	19,574,727	24,750,329
Tax Rate (25% income tax and 20% social contribution tax) (4)	(5,364,743)	(8,890,954)	(12,375,164)
PIS and COFINS (net of income and social contribution taxes) (1)	(3,789,866)	(3,629,609)	(1,679,789)
Non-taxable/Non-deductible:
Equity method	108,380	3,880	72,114
Goodwill	-	-	(559,247)
Foreign exchange fluctuation - overseas subsidiaries (2)	-	-	768,902
Non-Deductible Expenses Net from Non-Taxable Income (3)	1,016,111	1,161,311	(230,958)
Adjustments:
Recognition of Income/Social Contribution Taxes on Temporary Differences	127,166	312,227	264,191
Interest on Equity	2,660,040	2,361,830	1,820,072
Effect of CSLL (Social Contribution on Net Profit) Rate Difference (4)	684,133	715,075	1,192,687
Other adjustments	2,135,940	2,730,988	1,536,187
Income taxes	(2,422,839)	(5,235,252)	(9,191,005)
Comprising:
Current taxes	(7,962,995)	(4,597,818)	(8,087,119)
Deferred taxes	5,540,156	(637,434)	(1,103,886)
Taxes paid during the fiscal year	(5,892,511)	(6,077,436)	(4,534,538)
(1)	PIS and COFINS are considered as components of the profit base (net base of certain income and expenses); therefore, in accordance with IAS 12, they are recorded as income taxes.
(2)	Permanent differences arising from investments in foreign subsidiaries are classified as non-taxable/deductible (see below for details).

(3)	It mainly includes the tax effect on income from updates to judicial deposits and other income and expenses that are permanent differences.
(4)	In the Consolidated Financial Statements, we account for the difference in CSLL (Social Contribution on Net Profit) tax rates of 9% (non-financial companies), 15% (financial companies), and 20% (banks).

Schedule of foreign exchange hedge

	2023	2022	2021
Foreign exchange fluctuations (net)
Gains (losses) arising from exchange rate fluctuations on the Bank’s investments in the Cayman, Luxembourg, and EFC Branches	(3,281,452)	(2,643,931)	3,862,128
Gains (losses) on financial assets and liabilities
Income generated from the use of derivative contracts as foreign exchange hedge	3,444,617	2,773,337	(6,374,108)
Income Taxes
Tax effect of derivative contracts used as hedge - PIS/COFINS	(163,165)	(129,406)	275,052
Tax effect of derivative contracts used as hedge - Income/Social Contribution Taxes	-	-	2,236,928

Schedule of effective tax rate

In BRL thousands	2023	2022	2021

Operating Income Before Tax	11,921,652	19,574,727	24,750,329
Income Tax	2,422,839	5,235,252	9,191,005
Effective tax rate	20.32%	26.74%	37.13%

Schedule of bank recorded amounts in equity

In BRL thousands	2023	2022	2021

Tax credits recognized in equity	139,356,609	4,853,421	4,583,297
Measurement of securities at fair value through other comprehensive income	136,550,936	2,061,631	1,978,165
Measurement of cash flow hedge	223,487	758,045	388,307
Measurement of investment hedge	562,353	562,352	562,353
Measurement of defined benefit plan	2,019,833	1,471,393	1,654,472
Tax expenses recognized in equity	(140,799,732)	(1,474,107)	(2,349,500)
Measurement of securities at fair value through other comprehensive income	(133,417,362)	(1,465,965)	(2,340,394)
Measurement of cash flow hedge	(430,444)	-	-
Measurement of investment hedge	(1,421,361)	-	-
Measurement of defined benefit plan	(5,530,565)	(8,142)	(9,106)
Total	(1,443,123)	3,379,314	2,233,797

Schedule of balances of tax assets and liabilities

In BRL thousands	2023	2022	2021

Deferred Tax Assets	43,445,704	38,607,588	37,640,297
Comprising:
Temporary differences (1)	37,877,300	33,086,551	32,884,314
Tax loss	5,561,066	5,521,037	4,755,983
CSLL 18%	7,338	-	-
Total deferred tax assets	43,445,704	38,607,588	37,640,297

Deferred tax liabilities	3,699,432	3,642,000	2,225,190
Comprising:
Excess depreciation of leased assets	391,490	289,026	-
Fair value adjustment of trading securities and derivatives	3,307,942	3,352,974	2,225,190
Total deferred tax liabilities	3,699,432	3,642,000	2,225,190
(1)	Temporary differences primarily related to impairment losses on loans and receivables, provisions for judicial and administrative proceedings, and the effect of the fair value on financial instruments.

Schedule of changes in the balances of tax assets and liabilities

In BRL thousands	Balances at December 31, 2022	Adjustment to Income	Fair value adjustments (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2023

Deferred Tax Assets	38,607,588	5,720,657	(950,117)	67,576	-	43,445,704
Temporary differences	33,086,551	5,673,290	(950,117)	67,576	-	37,877,300
Tax loss	5,521,037	40,029	-	-	-	5,561,066
CSLL 18%	-	7,338	-	-	-	7,338
Deferred Tax Liabilities:	3,642,000	169,844	(116,235)	3,823	-	3,699,432
Temporary differences	3,642,000	169,844	(116,235)	3,823	-	3,699,432
Total	34,965,588	5,550,813	(833,882)	63,753	-	39,746,272

Thousand of reais	Balances at December 31, 2021	Adjustment to Income	Adjustments to fair value (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2022

Deferred Tax Assets	37,640,297	2,834,405	(735,734)	(1,131,380)	-	38,607,588
Temporary differences	32,884,314	2,069,351	(735,734)	(1,131,380)	-	33,086,551
Tax loss	4,755,983	765,054	-	-	-	5,521,037
CSLL 18%	-	-	-	-	-	-
Deferred Tax Liabilities:	2,225,190	2,898,723	(647,856)	(834,057)	-	3,642,000
Temporary differences	2,225,190	2,898,723	(647,856)	(834,057)	-	3,642,000
Total	35,415,107	(64,318)	(87,878)	(297,323)	-	34,965,588

In BRL thousands	Balances at December 31, 2020	Adjustment to Income	Adjustments to fair value (1)	Other (2)	Acquisition / Merger	Balance on December 31, 2021

Tax assets:	37,999,396	(3,609,495)	1,696,091	1,554,305	-	37,640,297
Temporary differences	32,131,133	(2,497,215)	1,696,091	1,554,305	-	32,884,314
Tax loss carry forwards	5,693,104	(937,121)	-	-	-	4,755,983
CSLL 18%	175,159	(175,159)	-	-	-	-
Deferred tax liabilities:	4,546,595	(1,344,268)	(977,137)	-	-	2,225,190
Temporary differences	4,546,595	(1,344,268)	(977,137)	-	-	2,225,190
Total	33,452,801	(2,265,227)	2,673,228	1,554,305	-	35,415,107
(1)	Refers to the tax recognized in equity.
(2)	In 2023, it refers mainly to the net of deferred taxes in the amount of R$63,753 (2022 – R$ (297,323) and 2021 – R$1,554,305), which have the same counterparty and realization period.

Schedule of expected realization of deferred tax assets

	Deferred Tax Assets				Deferred Tax Liabilities
Year	Temporary differences	Tax losses	CSLL 18%	Total	Temporary differences	Total
2024	12,471,971	304,170	7,338	12,783,479	1,033,718	1,033,718
2025	6,719,740	114,323	-	6,834,063	1,009,210	1,009,210
2026	8,632,828	30,232	-	8,663,060	790,195	790,195
2027	6,972,302	5,307	-	6,977,609	772,793	772,793
2028	2,222,631	1,251,773	-	3,474,404	21,352	21,352
2028 to 2032	857,828	3,833,641	-	4,691,469	72,164	72,164
Until 2033	-	21,620	-	21,620	-	-
Total	37,877,300	5,561,066	7,338	43,445,704	3,699,432	3,699,432